Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Income from subleasing right-of-use assets	$ 107	$ 152	$ 133
Pubs leased from Cofinimmo [member] | Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Sublease average outstanding period	6
Pubs leased from Cofinimmo [member] | Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Sublease average outstanding period	8